Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Noncurrent Financial Assets
Investment in debt securities and other long-term investments	₱ 150	₱ 374
Total	13,846	8,120
Noncurrent Financial Liabilities
Long-term debt (Notes 9 and 28)	157,654	151,759
Customers’ deposits	2,443	2,431
Total	157,711	160,990
Carrying Value [Member]
Noncurrent Financial Assets
Investment in debt securities and other long-term investments	150	374
Advances and other noncurrent assets	13,855	9,152
Total	14,005	9,526
Noncurrent Financial Liabilities
Long-term debt (Notes 9 and 28)	157,654	151,759
Customers’ deposits	2,443	2,431
Deferred credits and other noncurrent liabilities	5,680	13,720
Total	165,777	167,910
Fair Value [Member]
Noncurrent Financial Assets
Investment in debt securities and other long-term investments	151	377
Advances and other noncurrent assets	13,695	7,743
Total	13,846	8,120
Noncurrent Financial Liabilities
Long-term debt (Notes 9 and 28)	150,918	146,654
Customers’ deposits	1,700	1,879
Deferred credits and other noncurrent liabilities	5,093	12,457
Total	₱ 157,711	₱ 160,990